Financial Information of Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2011
Financial Information Related To Guarantor Subsidiaries [Abstract]
Financial Information of Guarantor Subsidiaries
(16)	Financial Information of Guarantor Subsidiaries

In April 2011, SESI, L.L.C. (Issuer), a 100% owned subsidiary of Superior Energy Services, Inc. (Parent), issued $500 million of unsecured 6 3/8% senior notes due 2019. In December 2011, SESI, L.L.C. issued $800 million of unsecured 7 1/8% senior notes due 2021. The Parent, along with substantially all of its domestic subsidiaries, fully and unconditionally guaranteed the senior notes, and such guarantees are joint and several. All of the guarantor subsidiaries are 100% owned subsidiaries of the Issuer. Domestic income taxes are paid by the Parent through a consolidated tax return and are accounted for by the Parent. In 2011, the Company reorganized its international legal entities. The Company has revised the comparative consolidating financial information to reflect the Parent’s and Issuer’s investments in subsidiaries using the equity method. The following tables present the condensed consolidating balance sheets as of December 31, 2011 and 2010, and the condensed consolidating statements of operations and cash flows for the years ended December 31, 2011, 2010 and 2009.

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidating Balance Sheets

December 31, 2011

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$29,057	$6,272	$44,945	$—	$80,274
Accounts receivable, net	—	531	437,963	143,444	(41,336)	540,602
Income taxes receivable	—	—	—	698	(698)	—
Prepaid expenses	34	3,893	9,796	20,314	—	34,037
Inventory and other current assets	—	1,796	214,381	12,132	—	228,309

Total current assets	34	35,277	668,412	221,533	(42,034)	883,222

Property, plant and equipment, net	—	2,758	1,096,036	408,574	—	1,507,368
Goodwill	—	—	437,614	143,765	—	581,379
Notes receivable	—	—	73,568	—	—	73,568
Investments in subsidiaries	1,650,049	2,833,659	20,062	—	(4,503,770)	—
Equity-method investments	—	70,614	—	1,858	—	72,472
Intangible and other long-term assets, net	—	828,447	71,625	30,064	—	930,136

Total assets	$1,650,083	$3,770,755	$2,367,317	$805,794	$(4,545,804)	$4,048,145

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$4,307	$128,996	$86,723	$(41,381)	$178,645
Accrued expenses	164	54,000	105,512	38,503	(605)	197,574
Income taxes payable	1,415	—	—	—	(698)	717
Deferred income taxes	831	—	—	—	—	831
Current portion of decommissioning liabilities	—	—	14,956	—	—	14,956
Current maturities of long-term debt	—	—	—	810	—	810

Total current liabilities	2,410	58,307	249,464	126,036	(42,684)	393,533

Deferred income taxes	285,871	—	—	11,587	—	297,458
Decommissioning liabilities	—	—	108,220	—	—	108,220
Long-term debt, net	—	1,673,351	—	11,736	—	1,685,087
Intercompany payables/(receivables)	(96,989)	356,668	(253,053)	(7,276)	650	—
Other long-term liabilities	5,192	32,380	26,704	45,972	—	110,248

Stockholders’ equity:
Preferred stock of $.01 par value	—	—	—	—	—	—
Common stock of $.001 par value	80	—	—	4,212	(4,212)	80
Additional paid in capital	447,007	124,271	—	517,209	(641,480)	447,007
Accumulated other comprehensive loss, net	(26,936)	(26,936)	—	(26,936)	53,872	(26,936)
Retained earnings (accumulated deficit)	1,033,448	1,552,714	2,235,982	123,254	(3,911,950)	1,033,448

Total stockholders’ equity (deficit)	1,453,599	1,650,049	2,235,982	617,739	(4,503,770)	1,453,599

Total liabilities and stockholders’ equity	$1,650,083	$3,770,755	$2,367,317	$805,794	$(4,545,804)	$4,048,145

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidating Balance Sheets

December 31, 2010

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$5,493	$45,234	$—	$50,727
Accounts receivable, net	—	415	382,935	99,010	(29,910)	452,450
Income taxes receivable	—	—	—	2,024	(2,024)	—
Prepaid expenses	18	4,128	8,948	12,734	—	25,828
Inventory and other current assets	—	1,678	222,822	10,547	—	235,047
Intercompany interest receivable	—	15,883	—	—	(15,883)	—

Total current assets	18	22,104	620,198	169,549	(47,817)	764,052

Property, plant and equipment, net	—	3,189	957,561	352,400	—	1,313,150
Goodwill	—	—	447,467	140,533	—	588,000
Notes receivable	—	—	69,026	—	—	69,026
Intercompany notes receivable	—	456,280	—	—	(456,280)	—
Investments in subsidiaries	1,433,087	2,058,552	21,788	4,347	(3,517,774)	—
Equity-method investments	—	43,947	—	15,375	—	59,322
Intangible and other long-term assets, net	—	22,455	61,722	29,806	—	113,983

Total assets	$1,433,105	$2,606,527	$2,177,762	$712,010	$(4,021,871)	$2,907,533

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$6,654	$71,790	$64,636	$(32,804)	$110,276
Accrued expenses	153	42,821	91,451	27,619	—	162,044
Income taxes payable	4,499	—	—	—	(2,024)	2,475
Deferred income taxes	29,353	—	—	—	—	29,353
Current portion of decommissioning liabilities	—	—	16,929	—	—	16,929
Current maturities of long-term debt	—	184,000	—	810	—	184,810
Intercompany interest payable	—	—	—	15,883	(15,883)	—

Total current liabilities	34,005	233,475	180,170	108,948	(50,711)	505,887

Deferred income taxes	211,173	—	—	12,763	—	223,936
Decommissioning liabilities	—	—	100,787	—	—	100,787
Long-term debt, net	—	669,089	—	12,546	—	681,635
Intercompany notes payable	—	—	—	456,280	(456,280)	—
Intercompany payables/(receivables)	(100,884)	233,339	(1,410)	(125,246)	(5,799)	—
Other long-term liabilities	8,260	37,537	19,427	49,513	—	114,737

Stockholders’ equity:
Preferred stock of $.01 par value	—	—	4,347	4,347	(8,694)	—
Common stock of $.001 par value	79	—	—	176	(176)	79
Additional paid in capital	415,278	124,271	—	66,762	(191,033)	415,278
Accumulated other comprehensive loss, net	(25,700)	(25,700)	—	(25,700)	51,400	(25,700)
Retained earnings (accumulated deficit)	890,894	1,334,516	1,874,441	151,621	(3,360,578)	890,894

Total stockholders’ equity (deficit)	1,280,551	1,433,087	1,878,788	197,206	(3,509,081)	1,280,551

Total liabilities and stockholders’ equity	$1,433,105	$2,606,527	$2,177,762	$712,010	$(4,021,871)	$2,907,533

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidating Statements of Operations

Year Ended December 31, 2011

(in thousands)

	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$1,624,945	$406,843	$(67,456)	$1,964,332
Cost of services (exclusive of items shown separately below)	—	—	817,551	295,998	(67,140)	1,046,409
Depreciation, depletion, amortization and accretion	—	523	200,614	43,778	—	244,915
General and administrative expenses	683	79,672	230,972	65,608	(316)	376,619

Income (loss) from operations	(683)	(80,195)	375,808	1,459	—	296,389

Other income (expense):
Interest expense, net	—	(72,414)	(43)	(537)	—	(72,994)
Interest income	—	1,097	4,536	593	—	6,226
Intercompany interest income (expense)	—	26,673	—	(26,673)	—	—
Other income (expense)	—	(1,005)	183	—	—	(822)
Earnings (losses) from consolidated subsidiaries	218,198	330,553	2,621	—	(551,372)	—
Earnings (losses) from equity-method investments, net	—	15,180	—	1,214	—	16,394

Income (loss) from continuing operations before income taxes	217,515	219,889	383,105	(23,944)	(551,372)	245,193
Income taxes	81,533	—	—	4,271	—	85,804

Net income (loss) from continuing operations	135,982	219,889	383,105	(28,215)	(551,372)	159,389
Discontinued operations, net of income tax	6,572	(1,691)	(21,564)	(152)	—	(16,835)

Net income (loss)	$142,554	$218,198	$361,541	$(28,367)	$(551,372)	$142,554

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

Year Ended December 31, 2011

(in thousands)

	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$142,554	$218,198	$361,541	$(28,367)	$(551,372)	$142,554
Change in cumulative translation adjustment	(1,236)	(1,236)	—	(1,236)	2,472	(1,236)

Comprehensive income (loss)	$141,318	$216,962	$361,541	$(29,603)	$(548,900)	$141,318

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidating Statements of Operations

Year Ended December 31, 2010

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$1,295,946	$337,526	$(70,429)	$1,563,043
Cost of services (exclusive of items shown separately below)	—	—	687,519	231,082	(70,109)	848,492
Depreciation, depletion, amortization and accretion	—	515	169,528	38,054	—	208,097
General and administrative expenses	322	98,220	181,234	53,146	(320)	332,602

Income (loss) from operations	(322)	(98,735)	257,665	15,244	—	173,852

Other income (expense):
Interest expense, net	—	(53,716)	(216)	(2,548)	—	(56,480)
Interest income		150	4,459	526	—	5,135
Intercompany interest income (expense)	—	15,883	—	(15,883)	—	—
Other income (expense)		825	—	—	—	825
Earnings (losses) from consolidated subsidiaries	119,801	255,257	3,555	—	(378,613)	—
Earnings (losses) from equity-method investments, net	—	985	—	7,260	—	8,245

Income (loss) from continuing operations before income taxes	119,479	120,649	265,463	4,599	(378,613)	131,577
Income taxes	39,722	—	—	5,709	—	45,431

Net income (loss) from continuing operations	79,757	120,649	265,463	(1,110)	(378,613)	86,146
Discontinued operations, net of income tax	2,060	(848)	(5,387)	(154)	—	(4,329)

Net income (loss)	$81,817	$119,801	$260,076	$(1,264)	$(378,613)	$81,817

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

Year Ended December 31, 2010

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$81,817	$119,801	$260,076	$(1,264)	$(378,613)	$81,817
Change in cumulative translation adjustment	(6,704)	(6,704)	—	(6,704)	13,408	(6,704)

Comprehensive income (loss)	$75,113	$113,097	$260,076	$(7,968)	$(365,205)	$75,113

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidating Statements of Operations

Year Ended December 31, 2009

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$1,178,883	$185,048	$(43,290)	$1,320,641
Cost of services (exclusive of items shown separately below)	—	—	688,766	106,054	(43,290)	751,530
Depreciation and amortization	—	476	171,902	21,614	—	193,992
General and administrative expenses	(184)	60,013	154,376	29,783	—	243,988
Reduction in value of assets	—	—	212,527	—	—	212,527

Income (loss) from operations	184	(60,489)	(48,688)	27,597	—	(81,396)

Other income (expense):
Interest expense, net	—	(48,707)	—	(995)	—	(49,702)
Interest income		87	670	169	—	926
Other income (expense)		571	—	—	—	571
Earnings (losses) from consolidated subsidiaries	(168,312)	(448)	2,911	—	165,849	—
Earnings (losses) from equity-method investments, net	—	(21,631)	—	(969)	—	(22,600)
Reduction in value of equity-method investments	—	(36,486)	—	—	—	(36,486)

Income (loss) from continuing operations before income taxes	(168,128)	(167,103)	(45,107)	25,802	165,849	(188,687)
Income taxes	(76,443)	—	—	8,296	—	(68,147)

Net income (loss) from continuing operations	(91,685)	(167,103)	(45,107)	17,506	165,849	(120,540)
Discontinued operations, net of income tax	(10,638)	(1,209)	30,147	(83)	—	18,217

Net income (loss)	$(102,323)	$(168,312)	$(14,960)	$17,423	$165,849	$(102,323)

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

Year Ended December 31, 2009

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(102,323)	$(168,312)	$(14,960)	$17,423	$165,849	$(102,323)
Disposition of hedging positions of equity-method investments, net of tax	—	(3,881)	—	—	—	(3,881)
Change in cumulative translation adjustment	17,526	17,526	—	17,526	(35,052)	17,526

Comprehensive income (loss)	$(84,797)	$(154,667)	$(14,960)	$34,949	$130,797	$(88,678)

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2011

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$142,554	$218,198	$361,541	$(28,367)	$(551,372)	$142,554
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion	—	523	211,988	44,802	—	257,313
Deferred income taxes	49,946	—	—	(1,873)	—	48,073
Excess tax benefit from stock-based compensation	(9,004)	—	—	—	—	(9,004)
Reduction in value of assets	—	—	46,096	—	—	46,096
Stock-based and performance share unit compensation expense	—	14,032	—	—	—	14,032
Retirement and deferred compensation plans expense	—	1,990	—	—	—	1,990
(Earnings) losses from consolidated subsidiaries	(218,198)	(330,553)	(2,621)	—	551,372	—
(Earnings) losses from equity-method investments, net of cash received	—	(12,001)	—	(1,151)	—	(13,152)
Amortization of debt acquisition costs and note discount	—	25,154	—	24	—	25,178
Gain on sale of businesses	—	—	(8,558)	—	—	(8,558)
Other reconciling items, net	—	(1,884)	(4,542)	—	—	(6,426)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable	—	(117)	(51,133)	(35,564)	—	(86,814)
Inventory and other current assets	—	(117)	5,348	(3,049)	—	2,182
Accounts payable	—	(2,348)	26,499	16,138	—	40,289
Accrued expenses	12	7,983	11,801	5,165	—	24,961
Decommissioning liabilities	—	—	(504)	—	—	(504)
Income taxes	(917)	—	—	(461)	—	(1,378)
Other, net	(16)	(1,024)	18,646	(1,634)	—	15,972

Net cash provided by (used in) operating activities	(35,623)	(80,164)	614,561	(5,970)	—	492,804
Cash flows from investing activities:
Payments for capital expenditures	—	(93)	(383,785)	(100,770)	—	(484,648)
Change in restricted cash held for acquisition of a business	—	(785,280)	—	—	—	(785,280)
Purchase of short-term investments	—	(223,491)	—	—	—	(223,491)
Proceeds from sale of short-term investments	—	223,630	—	—	—	223,630
Acquisitions of businesses, net of cash acquired	—	—	(1,200)	(548)	—	(1,748)
Proceeds from sale of businesses	—	—	22,349	—	—	22,349
Other	—	—	(721)	—	—	(721)
Intercompany receivables/payables	14,485	125,015	(250,425)	110,925	—	—

Net cash provided by (used in) investing activities	14,485	(660,219)	(613,782)	9,607	—	(1,249,909)
Cash flows from financing activities:
Net (payments) borrowings from revolving line of credit	—	(100,000)	—	—	—	(100,000)
Proceeds from issuance of long-term debt	—	1,300,000	—	—	—	1,300,000
Principal payments on long-term debt	—	(400,000)	—	(810)	—	(400,810)
Payment of debt issuance costs	—	(24,428)	—	—	—	(24,428)
Proceeds from exercise of stock options	10,263	—	—	—	—	10,263
Excess tax benefit from stock-based compensation	9,004	—	—	—	—	9,004
Proceeds from issuance of stock through employee benefit plans	2,206	—	—	—	—	2,206
Other	(335)	(6,132)	—	(3,195)	—	(9,662)

Net cash provided by (used in) financing activities	21,138	769,440	—	(4,005)	—	786,573
Effect of exchange rate changes on cash	—	—	—	79	—	79

Net increase (decrease) in cash and cash equivalents	—	29,057	779	(289)	—	29,547
Cash and cash equivalents at beginning of period	—	—	5,493	45,234	—	50,727

Cash and cash equivalents at end of period	$—	$29,057	$6,272	$44,945	$—	$80,274

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2010

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$81,817	$119,801	$260,076	$(1,264)	$(378,613)	$81,817
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion	—	515	181,216	39,104	—	220,835
Deferred income taxes	10,650	—	—	(2,374)	—	8,276
Excess tax benefit from stock-based compensation	(560)					(560)
Reduction in value of assets	—	—	32,004	—	—	32,004
Stock-based and performance share unit compensation expense	—	27,207	—	—	—	27,207
Retirement and deferred compensation plans expense	—	4,825	—	—	—	4,825
(Earnings) losses from consolidated subsidiaries	(119,801)	(255,257)	(3,555)	—	378,613	—
(Earnings) losses from equity-method investments, net of cash received	—	9,005	—	(6,100)	—	2,905
Amortization of debt acquisition costs and note discount	—	23,954	—	—	—	23,954
Gain on sale of business	—	—	(1,083)	—	—	(1,083)
Other reconciling items, net	—	(161)	(4,547)	—	—	(4,708)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable	—	275	(76,669)	(13,406)	—	(89,800)
Inventory and other current assets	—	163	89,302	(3,778)	—	85,687
Accounts payable	—	2,001	18,928	(626)	—	20,303
Accrued expenses	38	5,800	1,735	7,181	—	14,754
Decommissioning liabilities	—	—	(1,759)	—	—	(1,759)
Income taxes	13,536	—	—	(3,026)	—	10,510
Other, net	(1,417)	(3,143)	21,280	4,086	—	20,806

Net cash provided by (used in) operating activities	(15,737)	(65,015)	516,928	19,797	—	455,973
Cash flows from investing activities:
Payments for capital expenditures	—	—	(218,726)	(104,518)	—	(323,244)
Acquisitions of businesses, net of cash acquired	—	—	(56,560)	(219,517)	—	(276,077)
Proceeds from sale of business	—	—	5,250	—	—	5,250
Other	—	2,387	(11,537)	(252)	—	(9,402)
Intercompany receivables/payables	12,359	(102,093)	(234,733)	324,467	—	—

Net cash provided by (used in) investing activities	12,359	(99,706)	(516,306)	180	—	(603,473)
Cash flows from financing activities:
Net (payments) borrowings from revolving line of credit	—	(2,000)	—	—	—	(2,000)
Principal payments on long-term debt	—	—	—	(810)	—	(810)
Payment of debt issuance costs	—	(5,182)	—	—	—	(5,182)
Proceeds from exercise of stock options	927	—	—	—	—	927
Excess tax benefit from stock-based compensation	560	—	—	—	—	560
Proceeds from issuance of stock through employee benefit plans	1,891	—	—	—	—	1,891
Other	—	—	—	(3,443)	—	(3,443)

Net cash provided by (used in) financing activities	3,378	(7,182)	—	(4,253)	—	(8,057)

Effect of exchange rate changes on cash	—	—	—	(221)	—	(221)

Net increase (decrease) in cash and cash equivalents	—	(171,903)	622	15,503	—	(155,778)
Cash and cash equivalents at beginning of period	—	171,903	4,871	29,731	—	206,505

Cash and cash equivalents at end of period	$—	$—	$5,493	$45,234	$—	$50,727

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2009

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$(102,323)	$(168,312)	$(14,960)	$17,423	$165,849	$(102,323)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	—	476	184,084	22,554	—	207,114
Deferred income taxes	(73,127)	—	—	(1,577)	—	(74,704)
Excess tax benefit from stock-based compensation	(170)	—	—	—	—	(170)
Reduction in value of assets	—	—	212,527	—	—	212,527
Reduction in value of equity-method investments	—	36,486	—	—	—	36,486
Stock-based and performance share unit compensation expense	—	11,785	—	—	—	11,785
Retirement and deferred compensation plans expense	—	1,550	—	—	—	1,550
(Earnings) losses from consolidated subsidiaries	168,312	448	(2,911)	—	(165,849)	—
(Earnings) losses from equity-method investments, net of cash received	—	27,637	—	969	—	28,606
Amortization of debt acquisition costs and note discount	—	21,744	—	—	—	21,744
Gain on sale of businesses	—	—	(2,084)	—	—	(2,084)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable	—	(156)	19,940	5,825	—	25,609
Inventory and other current assets	—	(211)	(48,786)	(2,323)	—	(51,320)
Accounts payable	—	609	(27,786)	2,540	—	(24,637)
Accrued expenses	(469)	(13,381)	(27,381)	(33)	—	(41,264)
Income taxes	4,270	—	—	(6,571)	—	(2,301)
Other, net	1,970	6,925	17,493	3,097	—	29,485

Net cash provided by (used in) operating activities	(1,537)	(74,400)	310,136	41,904	—	276,103
Cash flows from investing activities:
Payments for capital expenditures	—	—	(240,907)	(45,370)	—	(286,277)
Acquisitions of businesses, net of cash acquired	—	—	(1,247)	—	—	(1,247)
Proceeds from sale of businesses	—	—	7,716	—	—	7,716
Cash contributed to equity-method investment	—	—	—	(8,694)	—	(8,694)
Other	—	(3,769)	—	—	—	(3,769)
Intercompany receivables/payables	(966)	64,509	(76,684)	13,141	—	—

Net cash provided by (used in) investing activities	(966)	60,740	(311,122)	(40,923)	—	(292,271)
Cash flows from financing activities:
Net (payments) borrowings from revolving line of credit	—	177,000	—	—	—	177,000
Principal payments on long-term debt	—	—	—	(810)	—	(810)
Payment of debt issuance costs	—	(2,308)	—	—	—	(2,308)
Proceeds from exercise of stock options	375	—	—	—	—	375
Excess tax benefit from stock-based compensation	170	—	—	—	—	170
Proceeds from issuance of stock through employee benefit plans	1,958	—	—	—	—	1,958

Net cash provided by (used in) financing activities	2,503	174,692	—	(810)	—	176,385
Effect of exchange rate changes on cash	—	—	—	1,435	—	1,435

Net increase (decrease) in cash and cash equivalents	—	161,032	(986)	1,606	—	161,652
Cash and cash equivalents at beginning of period	—	10,871	5,857	28,125	—	44,853

Cash and cash equivalents at end of period	$—	$171,903	$4,871	$29,731	$—	$206,505